UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4173

John Hancock Investors Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock INVESTMENTS

John Hancock Investors Trust

QUARTERLY PORTFOLIO HOLDINGS

1.31.2014

Ticker | JHI

John Hancock Investors Trust
As of 1-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Corporate Bonds 109.4% (74.6% of Total Investments)				$188,609,191

(Cost $183,661,316)

Consumer Discretionary 15.7%				26,998,449

Auto Components 1.7%
Allison Transmission, Inc. (S)(Z)	7.125	05/15/19	$550,000	594,000
American Axle & Manufacturing, Inc. (Z)	6.250	03/15/21	1,000,000	1,062,500
The Goodyear Tire & Rubber Company	7.000	05/15/22	1,200,000	1,305,000

Automobiles 0.8%
Chrysler Group LLC (Z)	8.250	06/15/21	1,240,000	1,390,350

Hotels, Restaurants & Leisure 1.9%
GLP Capital LP (S)	4.875	11/01/20	1,285,000	1,301,063
Grupo Posadas SAB de CV (S)(Z)	7.875	11/30/17	600,000	606,750
Little Traverse Bay Bands of Odawa Indians (S)	9.000	08/31/20	298,000	271,180
Mohegan Tribal Gaming Authority (S)(Z)	11.000	09/15/18	1,000,000	1,006,250
Waterford Gaming LLC (S)	8.625	09/15/14	565,577	161,504

Household Durables 0.2%
Corporacion GEO SAB de CV (H)(S)	9.250	06/30/20	1,000,000	127,500
Standard Pacific Corp. (Z)	8.375	05/15/18	140,000	164,150

Internet & Catalog Retail 0.6%
QVC, Inc.	5.950	03/15/43	1,000,000	939,990

Leisure Equipment & Products 0.3%
Easton-Bell Sports, Inc. (Z)	9.750	12/01/16	465,000	484,181

Media 8.2%
21st Century Fox America, Inc. (Z)	7.750	01/20/24	980,000	1,211,150
CBS Outdoor Americas Capital LLC (S)	5.250	02/15/22	900,000	904,500
CBS Outdoor Americas Capital LLC (S)	5.625	02/15/24	900,000	906,750
Cinemark USA, Inc. (Z)	7.375	06/15/21	365,000	404,238
Clear Channel Communications, Inc. (Z)	11.250	03/01/21	3,000,000	3,255,000
Clear Channel Communications, Inc., PIK (S)	14.000	02/01/21	2,000,000	1,860,000
DIRECTV Holdings LLC (Z)	5.875	10/01/19	355,000	408,275
Gray Television, Inc.	7.500	10/01/20	310,000	330,925
Myriad International Holdings BV (S)(Z)	6.000	07/18/20	440,000	462,000
Sinclair Television Group, Inc.	6.375	11/01/21	830,000	859,050
Sirius XM Radio, Inc. (S)(Z)	5.875	10/01/20	1,000,000	1,011,250
Time Warner Cable, Inc. (Z)	8.250	04/01/19	375,000	443,728
Videotron, Ltd.	6.375	12/15/15	300,000	300,900
WMG Acquisition Corp. (S)	6.000	01/15/21	1,000,000	1,035,000
WMG Acquisition Corp. (Z)	11.500	10/01/18	685,000	779,188

Multiline Retail 0.2%
Macy's Retail Holdings, Inc. (Z)	7.875	08/15/36	375,000	420,427

Specialty Retail 1.3%
Automotores Gildemeister SA (S)(Z)	8.250	05/24/21	720,000	558,000
Outerwall, Inc.	6.000	03/15/19	500,000	515,625
The Hillman Group, Inc.	10.875	06/01/18	290,000	311,750
Toys R Us Property Company II LLC (Z)	8.500	12/01/17	225,000	228,375
Toys R Us, Inc.	10.375	08/15/17	660,000	534,600

Textiles, Apparel & Luxury Goods 0.5%
Hot Topic, Inc. (S)(Z)	9.250	06/15/21	230,000	243,800
PVH Corp.	7.375	05/15/20	550,000	599,500

1

John Hancock Investors Trust
As of 1-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Consumer Staples 6.6%				$11,440,222

Beverages 2.2%
Ajecorp BV (S)(Z)	6.500	05/14/22	$1,000,000	955,000
Corporacion Lindley SA (S)	4.625	04/12/23	1,000,000	898,750
Crestview DS Merger Sub II, Inc. (S)	10.000	09/01/21	1,005,000	1,095,450
SABMiller Holdings, Inc. (S)(Z)	3.750	01/15/22	750,000	768,686

Commercial Services & Supplies 0.1%
ARAMARK Corp. (S)	5.750	03/15/20	170,000	176,375

Food & Staples Retailing 0.6%
Office Depot de Mexico SA de CV (S)	6.875	09/20/20	610,000	626,165
Tops Holding Corp. (S)	8.875	12/15/17	400,000	437,000

Food Products 2.3%
Bunge, Ltd. Finance Corp. (Z)	5.350	04/15/14	1,015,000	1,023,849
Corporacion Pesquera Inca SAC (S)(Z)	9.000	02/10/17	1,350,000	1,326,375
Marfrig Holding Europe BV (S)(Z)	8.375	05/09/18	600,000	552,000
Marfrig Holding Europe BV (S)(Z)	9.875	07/24/17	600,000	588,000
Post Holdings, Inc. (S)	6.750	12/01/21	260,000	272,350
TreeHouse Foods, Inc. (Z)	7.750	03/01/18	175,000	182,219

Household Products 0.2%
Reynolds Group Issuer, Inc. (Z)	8.500	05/15/18	390,000	409,500

Tobacco 1.2%
Lorillard Tobacco Company (Z)	6.875	05/01/20	720,000	847,503
Vector Group, Ltd. (Z)	7.750	02/15/21	1,200,000	1,281,000

Energy 16.8%				29,036,447

Energy Equipment & Services 5.5%
Astoria Depositor Corp. (S)	8.144	05/01/21	750,000	772,500
EDC Finance, Ltd. (S)	4.875	04/17/20	1,000,000	947,500
Forbes Energy Services, Ltd. (Z)	9.000	06/15/19	295,000	288,363
Hercules Offshore, Inc. (S)(Z)	7.500	10/01/21	550,000	570,625
Inkia Energy, Ltd. (S)	8.375	04/04/21	1,400,000	1,503,240
Key Energy Services, Inc.	6.750	03/01/21	1,500,000	1,541,250
Offshore Group Investment, Ltd. (Z)	7.125	04/01/23	2,000,000	2,000,000
Permian Holdings, Inc. (S)	10.500	01/15/18	800,000	792,000
RKI Exploration & Production LLC (S)	8.500	08/01/21	565,000	598,900
TMK OAO (S)	6.750	04/03/20	600,000	574,548

Oil, Gas & Consumable Fuels 11.3%
Arch Coal Inc (S)	8.000	01/15/19	1,540,000	1,536,150
Carrizo Oil & Gas, Inc.	7.500	09/15/20	1,200,000	1,308,000
Clayton Williams Energy, Inc. (S)	7.750	04/01/19	1,070,000	1,107,450
CNOOC Finance 2012, Ltd. (S)(Z)	5.000	05/02/42	1,000,000	958,097
DTEK Finance BV (S)(Z)	9.500	04/28/15	161,000	156,975
EV Energy Partners LP (Z)	8.000	04/15/19	405,000	412,594
Georgian Oil and Gas Corp. (S)(Z)	6.875	05/16/17	1,500,000	1,552,500
Indo Energy Finance II BV (S)	6.375	01/24/23	300,000	240,000
Linn Energy LLC (Z)	8.625	04/15/20	910,000	982,800
Lukoil International Finance BV (S)(Z)	4.563	04/24/23	1,000,000	922,500
Niska Gas Storage US LLC (Z)	8.875	03/15/18	565,000	589,719
Pacific Rubiales Energy Corp. (S)	5.125	03/28/23	705,000	639,788
Pan American Energy LLC (S)(Z)	7.875	05/07/21	1,100,000	1,045,000
Petrobras International Finance Company (Z)	5.375	01/27/21	500,000	494,151
Plains All American Pipeline LP (Z)	6.500	05/01/18	1,000,000	1,175,219

2

John Hancock Investors Trust
As of 1-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Energy (continued)

Plains Exploration & Production Company (Z)	6.875	02/15/23	$750,000	$828,750
Samson Investment Company (S)(Z)	10.500	02/15/20	1,885,000	2,073,500
Tullow Oil PLC (S)	6.000	11/01/20	1,750,000	1,789,375
Valero Energy Corp. (Z)	4.500	02/01/15	205,000	212,577
Valero Energy Corp. (Z)	6.125	02/01/20	205,000	239,001
W&T Offshore, Inc. (Z)	8.500	06/15/19	675,000	722,250
Westmoreland Escrow Corp. (S)	10.750	02/01/18	425,000	461,125

Financials 21.5%				37,005,301

Capital Markets 3.7%
E*TRADE Financial Corp.	6.375	11/15/19	1,000,000	1,075,000
Morgan Stanley (Z)	3.800	04/29/16	1,000,000	1,057,308
Morgan Stanley (Z)	5.750	01/25/21	1,000,000	1,137,447
The Goldman Sachs Group, Inc. (Z)	5.250	07/27/21	990,000	1,086,763
The Goldman Sachs Group, Inc. (Z)	6.250	09/01/17	1,000,000	1,145,819
Walter Investment Management Corp. (S)	7.875	12/15/21	875,000	885,938

Commercial Banks 4.5%
Banco Bradesco SA (S)(Z)	5.750	03/01/22	500,000	491,875
Banco Regional SAECA (S)	8.125	01/24/19	400,000	404,040
Barclays Bank PLC (S)(Z)	10.179	06/12/21	195,000	258,857
BBVA Bancomer SA (S)(Z)	6.500	03/10/21	1,000,000	1,073,750
Credit Agricole SA (7.875% to 1-23-24, then 5 year U.S.
Swap Rate + 4.898%) (Q)(S)	7.875	01/23/24	500,000	507,500
GTB Finance B.V. (S)(Z)	7.500	05/19/16	285,000	300,675
National City Bank of Indiana (Z)	4.250	07/01/18	2,000,000	2,151,538
Sberbank of Russia (S)(Z)	6.125	02/07/22	1,000,000	1,042,500
State Bank of India (S)(Z)	4.500	07/27/15	500,000	516,886
VTB Bank OJSC (9.500% to 12-06-22, then 10 Year U.S.
Treasury + 8.067%) (Q)(S)	9.500	12/06/22	1,000,000	1,070,000

Consumer Finance 3.8%
American Express Credit Corp. (Z)	5.125	08/25/14	1,000,000	1,026,477
Credit Acceptance Corp. (S)	6.125	02/15/21	1,005,000	1,022,588
DTEK Finance PLC (S)(Z)	7.875	04/04/18	2,000,000	1,775,000
SLM Corp. (Z)	5.500	01/25/23	1,800,000	1,692,841
SLM Corp. (Z)	8.450	06/15/18	485,000	561,994
Springleaf Finance Corp.	8.250	10/01/23	500,000	545,000

Diversified Financial Services 5.0%
Alfa Bank OJSC (S)(Z)	7.750	04/28/21	300,000	321,750
Bank of Ceylon (S)(Z)	6.875	05/03/17	1,000,000	1,022,500
Cementos Progreso Trust (S)	7.125	11/06/23	1,195,000	1,215,913
CorpGroup Banking SA (S)	6.750	03/15/23	1,000,000	989,918
Corporacion Andina de Fomento (Z)	3.750	01/15/16	690,000	720,160
Gruposura Finance (S)(Z)	5.700	05/18/21	440,000	455,400
Intercorp Retail Trust (S)(Z)	8.875	11/14/18	305,000	319,869
Jefferies Finance LLC (S)	7.375	04/01/20	500,000	523,750
JPMorgan Chase & Company (Z)	3.450	03/01/16	2,000,000	2,099,754
Leucadia National Corp.	5.500	10/18/23	500,000	513,214
Nationstar Mortgage LLC (Z)	10.875	04/01/15	375,000	379,219

Insurance 1.9%
CNA Financial Corp. (Z)	7.350	11/15/19	655,000	799,561
Lincoln National Corp. (7.000% to 5-17-16, then 3 month
LIBOR + 2.358%) (Z)	7.000	05/17/66	370,000	377,400
MetLife, Inc. (Z)	6.817	08/15/18	1,000,000	1,205,992

3

John Hancock Investors Trust
As of 1-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Financials (continued)

Symetra Financial Corp. (8.300% to 10-15-17, then 3 month
LIBOR + 4.177%) (S)	8.300	10/15/37	$520,000	$546,000
Willis North America, Inc. (Z)	7.000	09/29/19	215,000	251,445

Investment Companies 0.6%
IPIC GMTN, Ltd. (S)(Z)	5.500	03/01/22	1,000,000	1,099,970

Real Estate Investment Trusts 1.0%
Dupont Fabros Technology LP	5.875	09/15/21	835,000	866,313
Health Care REIT, Inc. (Z)	6.125	04/15/20	345,000	395,812
Plum Creek Timberlands LP (Z)	5.875	11/15/15	345,000	372,315

Real Estate Management & Development 1.0%
Country Garden Holdings Company, Ltd. (S)	7.500	01/10/23	200,000	186,750
Country Garden Holdings Company, Ltd. (S)(Z)	11.125	02/23/18	1,000,000	1,090,000
General Shopping Investments, Ltd. (12.000% to 3-20-17,
then 5 Year USGG + 11.052%) (Q)(S)	12.000	03/20/17	500,000	422,500

Health Care 4.5%				7,686,140

Health Care Providers & Services 2.2%
AmerisourceBergen Corp. (Z)	3.500	11/15/21	1,000,000	1,024,677
CHS/Community Health Systems, Inc. (S)	5.125	08/01/21	200,000	201,250
CHS/Community Health Systems, Inc. (S)	6.875	02/01/22	230,000	235,750
Envision Healthcare Corp.	8.125	06/01/19	65,000	69,875
HCA, Inc. (Z)	7.500	02/15/22	130,000	146,738
Select Medical Corp.	6.375	06/01/21	1,175,000	1,179,406
Tenet Healthcare Corp. (S)	6.000	10/01/20	305,000	321,013
Tenet Healthcare Corp.	8.125	04/01/22	585,000	638,381

Pharmaceuticals 2.3%
Endo Health Solutions, Inc.	7.250	01/15/22	1,345,000	1,432,425
Forest Laboratories, Inc. (S)	4.875	02/15/21	780,000	777,075
Forest Laboratories, Inc. (S)(Z)	5.000	12/15/21	800,000	796,000
Salix Pharmaceuticals, Ltd. (S)	6.000	01/15/21	600,000	625,500
Valeant Pharmaceuticals International, Inc. (S)	5.625	12/01/21	230,000	238,050

Industrials 11.0%				18,882,637

Aerospace & Defense 0.7%
Ducommun, Inc. (Z)	9.750	07/15/18	160,000	179,200
Kratos Defense & Security Solutions, Inc. (Z)	10.000	06/01/17	400,000	429,000
TransDigm, Inc. (Z)	7.750	12/15/18	495,000	529,650

Airlines 4.3%
Air Canada 2013-1 Class C Pass Through Trust (S)(Z)	6.625	05/15/18	1,000,000	1,010,700
American Airlines 2011-1 Class B Pass Through Trust (S)	7.000	01/31/18	1,147,765	1,228,108
American Airlines 2013-2 Class B Pass Through Trust (S)	5.600	07/15/20	711,344	732,684
Continental Airlines 1999-1 Class A Pass Through Trust (Z)	6.545	02/02/19	187,721	205,554
Continental Airlines 2000-2 Class B Pass Through Trust (Z)	8.307	04/02/18	92,787	97,659
Delta Air Lines 2007-1 Class A Pass Through Trust (Z)	6.821	08/10/22	625,657	713,249
TAM Capital 3, Inc. (S)(Z)	8.375	06/03/21	505,000	522,044
TAM Capital, Inc. (Z)	7.375	04/25/17	860,000	894,400
UAL 2009-1 Pass Through Trust (Z)	10.400	11/01/16	164,203	186,370
UAL 2009-2A Pass Through Trust (Z)	9.750	01/15/17	429,697	494,152
VRG Linhas Aereas SA (S)	10.750	02/12/23	1,500,000	1,327,500

Building Products 0.1%
Voto-Votorantim Overseas Trading Operations NV (S)(Z)	6.625	09/25/19	160,000	174,800

4

John Hancock Investors Trust
As of 1-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Industrials (continued)

Commercial Services & Supplies 0.8%
Garda World Security Corp. (S)	7.250	11/15/21	$220,000	$225,775
Iron Mountain, Inc.	5.750	08/15/24	750,000	701,250
Iron Mountain, Inc. (Z)	8.375	08/15/21	417,000	446,190

Construction & Engineering 0.7%
Aeropuertos Argentina 2000 SA (S)	10.750	12/01/20	1,320,000	1,247,400

Electrical Equipment 1.0%
Artesyn Escrow, Inc. (S)	9.750	10/15/20	1,355,000	1,405,813
Coleman Cable, Inc. (Z)	9.000	02/15/18	295,000	309,750

Industrial Conglomerates 0.5%
Hutchison Whampoa International, Ltd. (S)(Z)	4.625	09/11/15	385,000	407,022
Tenedora Nemak SA de CV (S)	5.500	02/28/23	500,000	482,500

Machinery 0.7%
Blueline Rental Finance Corp. (S)	7.000	02/01/19	880,000	909,700
Victor Technologies Group, Inc. (Z)	9.000	12/15/17	236,000	252,992

Marine 1.1%
Navios Maritime Acquisition Corp. (S)	8.125	11/15/21	830,000	846,600
Navios Maritime Holdings, Inc. (S)	7.375	01/15/22	870,000	876,525
Navios South American Logistics, Inc.	9.250	04/15/19	200,000	214,250

Transportation Infrastructure 1.1%
CHC Helicopter SA (Z)	9.250	10/15/20	1,720,000	1,831,800

Information Technology 3.0%				5,194,144

Communications Equipment 0.5%
Alcatel-Lucent USA, Inc. (S)	6.750	11/15/20	400,000	410,000
Avaya, Inc. (S)	10.500	03/01/21	520,000	481,000

Computers & Peripherals 0.4%
Seagate HDD Cayman (Z)	7.000	11/01/21	565,000	625,031

Electronic Equipment, Instruments & Components 0.8%
CDW LLC (Z)	8.000	12/15/18	325,000	352,625
Viasystems, Inc. (S)	7.875	05/01/19	1,000,000	1,070,000

Internet Software & Services 0.5%
Ancestry.com, Inc., PIK (S)	9.625	10/15/18	220,000	229,350
IAC/InterActiveCorp (S)	4.875	11/30/18	615,000	633,450

IT Services 0.4%
Brightstar Corp. (S)	9.500	12/01/16	700,000	770,000

Software 0.4%
Aspect Software, Inc.	10.625	05/15/17	615,000	622,688

Materials 11.0%				19,038,646

Chemicals 1.1%
Braskem Finance, Ltd. (Q)(S)	7.375	10/04/15	1,500,000	1,413,750
Rentech Nitrogen Partners LP (S)(Z)	6.500	04/15/21	430,000	419,250

Construction Materials 2.5%
Cemex SAB de CV (S)(Z)	9.000	01/11/18	1,000,000	1,080,000
China Shanshui Cement Group, Ltd. (S)(Z)	8.500	05/25/16	350,000	358,313
Magnesita Finance, Ltd. (Q)(S)	8.625	04/05/17	1,000,000	960,000
U.S. Concrete, Inc. (S)	8.500	12/01/18	875,000	925,313

5

John Hancock Investors Trust
As of 1-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Materials (continued)

Votorantim Cimentos SA (S)(Z)	7.250	04/05/41	$1,000,000	$925,000
Vulcan Materials Company (Z)	7.500	06/15/21	120,000	138,600

Containers & Packaging 1.2%
AEP Industries, Inc.	8.250	04/15/19	355,000	379,850
Cascades, Inc. (Z)	7.875	01/15/20	240,000	256,800
Graphic Packaging International, Inc. (Z)	7.875	10/01/18	236,000	253,700
Pretium Packaging LLC	11.500	04/01/16	160,000	170,800
Tekni-Plex, Inc. (S)	9.750	06/01/19	199,000	227,855
Wise Metals Group LLC (S)	8.750	12/15/18	800,000	848,000

Metals & Mining 5.8%
AngloGold Ashanti Holdings PLC (Z)	5.125	08/01/22	1,000,000	862,475
APERAM (S)(Z)	7.750	04/01/18	300,000	312,750
BlueScope Steel, Ltd. (S)(Z)	7.125	05/01/18	500,000	530,000
Cia Minera Ares SAC (S)	7.750	01/23/21	320,000	319,600
CSN Islands XI Corp. (S)(Z)	6.875	09/21/19	250,000	255,000
Essar Steel Algoma, Inc. (S)(Z)	9.375	03/15/15	500,000	490,000
Evraz Group SA (S)	6.500	04/22/20	1,000,000	913,750
Ferrexpo Finance PLC (S)	7.875	04/07/16	600,000	549,288
MMC Finance, Ltd. (S)	5.550	10/28/20	850,000	837,250
Rain CII Carbon LLC (S)	8.000	12/01/18	945,000	992,250
Rio Tinto Finance USA, Ltd. (Z)	7.125	07/15/28	710,000	906,414
Severstal OAO (S)	4.450	03/19/18	1,000,000	982,500
SunCoke Energy, Inc. (Z)	7.625	08/01/19	105,000	113,138
Thompson Creek Metals Company, Inc.	7.375	06/01/18	1,000,000	897,500
United States Steel Corp.	6.875	04/01/21	1,000,000	1,055,000

Paper & Forest Products 0.4%
Sappi Papier Holding GmbH (S)(Z)	7.750	07/15/17	600,000	664,500

Telecommunication Services 15.9%				27,402,615

Diversified Telecommunication Services 7.0%
Cincinnati Bell, Inc. (Z)	8.375	10/15/20	625,000	674,219
Frontier Communications Corp. (Z)	7.125	03/15/19	530,000	575,050
Frontier Communications Corp.	7.625	04/15/24	125,000	124,063
Frontier Communications Corp. (Z)	8.750	04/15/22	435,000	474,694
GTP Acquisition Partners I LLC (S)	7.628	06/15/16	620,000	664,938
GXS Worldwide, Inc. (Z)	9.750	06/15/15	430,000	441,868
Sable International Finance, Ltd. (S)(Z)	7.750	02/15/17	250,000	260,500
Satelites Mexicanos SA de CV	9.500	05/15/17	1,404,000	1,488,240
T-Mobile USA, Inc.	6.125	01/15/22	250,000	255,625
T-Mobile USA, Inc.	6.464	04/28/19	495,000	520,988
T-Mobile USA, Inc.	6.731	04/28/22	205,000	215,250
T-Mobile USA, Inc.	6.836	04/28/23	855,000	892,406
Telecom Italia Capital SA	7.175	06/18/19	550,000	621,500
Wind Acquisition Finance SA (S)(Z)	7.250	02/15/18	1,750,000	1,833,125
Wind Acquisition Finance SA (S)(Z)	11.750	07/15/17	1,000,000	1,055,000
Wind Acquisition Holdings Finance SA, PIK (S)	12.250	07/15/17	1,829,453	1,893,484

Wireless Telecommunication Services 8.9%
Bharti Airtel International Netherlands BV (S)	5.125	03/11/23	600,000	555,750
Colombia Telecomunicaciones SA ESP (S)(Z)	5.375	09/27/22	1,000,000	935,000
Crown Castle Towers LLC (S)(Z)	4.883	08/15/20	750,000	817,269
Digicel Group, Ltd. (S)(Z)	8.250	09/30/20	1,365,000	1,419,600
Digicel, Ltd. (S)	6.000	04/15/21	500,000	485,000
Intelsat Luxembourg SA (S)	8.125	06/01/23	1,250,000	1,353,125

6

John Hancock Investors Trust
As of 1-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Telecommunication Services (continued)

MetroPCS Wireless, Inc. (S)	6.250	04/01/21	$1,400,000	$1,454,250
MetroPCS Wireless, Inc. (S)	6.625	04/01/23	245,000	254,188
SBA Tower Trust (S)(Z)	2.933	12/15/17	380,000	387,977
SBA Tower Trust (S)(Z)	5.101	04/17/17	580,000	628,006
Sprint Communications, Inc. (S)	9.000	11/15/18	1,000,000	1,207,500
Sprint Communications, Inc. (Z)	11.500	11/15/21	2,150,000	2,816,500
Telefonica Celular del Paraguay SA (S)	6.750	12/13/22	1,000,000	1,020,000
VimpelCom Holdings BV (S)(Z)	7.504	03/01/22	2,000,000	2,077,500

Utilities 3.4%				5,924,590

Electric Utilities 2.0%
Beaver Valley II Funding Corp.	9.000	06/01/17	126,000	134,863
BVPS II Funding Corp.	8.890	06/01/17	306,000	321,916
CE Generation LLC (Z)	7.416	12/15/18	371,800	368,082
Exelon Corp. (Z)	4.900	06/15/15	1,015,000	1,068,776
FPL Energy National Wind LLC (S)	5.608	03/10/24	165,923	163,393
Israel Electric Corp., Ltd. (S)(Z)	6.700	02/10/17	1,000,000	1,091,571
PNPP II Funding Corp.	9.120	05/30/16	123,000	128,212
W3A Funding Corp. (Z)	8.090	01/02/17	224,168	224,877

Independent Power Producers & Energy Traders 1.4%
Calpine Corp. (S)	5.875	01/15/24	680,000	674,900
NRG Energy, Inc. (Z)	7.875	05/15/21	1,600,000	1,748,000

Convertible Bonds 1.0% (0.7% of Total Investments)				$1,674,063

(Cost $1,392,588)

Materials 0.3%				516,563

Containers & Packaging 0.3%
Owens-Brockway Glass Container, Inc. (S)(Z)	3.000	06/01/15	500,000	516,563

Telecommunication Services 0.7%				1,157,500

Wireless Telecommunication Services 0.7%
Clearwire Communications LLC (S)(Z)	8.250	12/01/40	1,000,000	1,157,500

Term Loans (M) 0.9% (0.6% of Total Investments)				$1,588,992

(Cost $1,801,884)

Consumer Discretionary 0.3%				555,806

Hotels, Restaurants & Leisure 0.3%
Caesars Entertainment Resort Properties LLC	7.000	10/12/20	550,000	555,806

Consumer Staples 0.1%				208,398

Personal Products 0.1%
Revlon Consumer Products Corp.	4.000	11/20/17	206,719	208,398

Health Care 0.1%				137,880

Health Care Providers & Services 0.1%
National Mentor Holdings, Inc. (T)	TBD	01/31/21	136,981	137,880

Industrials 0.4%				686,908

Airlines 0.4%
Delta Air Lines, Inc.	3.500	04/20/17	682,500	686,908

7

John Hancock Investors Trust
As of 1-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Industrials (continued)

Global Aviation Holdings, Inc. (H)	0.000	07/31/17	$51,038	$0
Global Aviation Holdings, Inc. (H)	0.000	02/13/18	508,870	0

Capital Preferred Securities (a) 1.4% (0.9% of Total Investments)				$2,373,848

(Cost $2,338,847)

Financials 1.4%				2,373,848

Capital Markets 0.9%
The Goldman Sachs Capital II (P)(Q)	4.000	03/17/14	983,000	736,021
The Goldman Sachs Capital III (P)(Q)	4.000	03/17/14	983,000	712,577

Commercial Banks 0.5%
HSBC Finance Capital Trust IX (5.911% to 11/30/2015, then
3 month LIBOR + 1.926%) (Z)	5.911	11/30/35	700,000	722,750
Mellon Capital IV (P)(Q)	4.000	03/17/14	250,000	202,500

U.S. Government & Agency Obligations 23.7% (16.2% of Total Investments)				$40,915,016

(Cost $40,923,077)

U.S. Government 9.7%				16,775,306

U.S. Treasury
Note (Z)	0.625	09/30/17	2,500,000	2,465,430
Note (Z)	0.875	01/31/18	3,000,000	2,968,359
Note (Z)	1.375	01/31/20	5,000,000	4,867,190
Note (Z)	1.750	05/15/22	1,120,000	1,062,600
Note (Z)	2.000	04/30/16	1,760,000	1,821,737
Note (Z)	2.750	11/15/23	3,000,000	3,025,782
Strip, PO (Z)	3.060	11/15/30	1,025,000	564,208

U.S. Government Agency 14.0%				24,139,710

Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	5.000	03/01/41	2,634,578	2,883,834
30 Yr Pass Thru	6.500	03/01/38	148,333	165,501
Federal National Mortgage Association
15 Yr Pass Thru	4.000	12/01/24	1,846,617	1,977,250
30 Yr Pass Thru	3.000	10/29/27	670,000	602,510
30 Yr Pass Thru	4.000	12/01/40	5,198,521	5,466,367
30 Yr Pass Thru	4.000	09/01/41	3,756,514	3,945,367
30 Yr Pass Thru	4.000	10/01/41	1,899,654	1,995,750
30 Yr Pass Thru	4.500	10/01/40	2,749,311	2,956,476
30 Yr Pass Thru	5.000	02/01/41	384,787	423,115
30 Yr Pass Thru	5.000	04/01/41	657,822	723,450
30 Yr Pass Thru	5.500	06/01/38	928,274	1,022,080
30 Yr Pass Thru	5.500	08/01/40	245,401	269,855
30 Yr Pass Thru	6.500	07/01/36	291,050	325,198
30 Yr Pass Thru	6.500	10/01/37	173,221	193,601
30 Yr Pass Thru	6.500	01/01/39	1,063,925	1,189,356

Foreign Government Obligations 1.0% (0.7% of Total Investments)				$1,728,436

(Cost $1,777,361)

Argentina 0.3%				558,008

Provincia de Neuquen (S)	7.875	04/26/21	598,400	558,008

8

John Hancock Investors Trust
As of 1-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Dominican Republic 0.6%				$955,000

Government of Dominican Republic (S)(Z)	5.875	04/18/24	$1,000,000	955,000

South Korea 0.1%				215,428

Korea Development Bank (Z)	4.375	08/10/15	205,000	215,428

Collateralized Mortgage Obligations 7.3% (5.0% of Total Investments)				$12,622,714

(Cost $12,396,987)

Commercial & Residential 3.7%				6,338,486

American Home Mortgage Assets Trust
Series 2006-6, Class XP IO	2.025	12/25/46	5,295,009	344,459
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-2, Class A1 (P)	2.600	03/25/35	438,928	448,357
Bear Stearns Asset Backed Securities Trust
Series 2004-AC5, Class A1	5.750	10/25/34	364,231	374,166
Commercial Mortgage Pass Through Certificates
Series 2012-LC4, Class C (P)	5.648	12/10/44	290,000	313,669
Deutsche Mortgage Securities, Inc.
Series 2004-4, Class 2AR1 (P)	0.698	06/25/34	527,394	492,206
Extended Stay America Trust
Series 2013-ESFL, Class DFL (P) (S)	3.308	12/05/31	475,000	469,166
GSR Mortgage Loan Trust
Series 2006-4F, Class 6A1	6.500	05/25/36	2,090,917	1,651,684
HarborView Mortgage Loan Trust
Series 2005-8, Class 1X IO	2.105	09/19/35	3,032,704	196,537
Series 2007-3, Class ES IO (S)	0.349	05/19/47	6,198,448	65,859
Series 2007-4, Class ES IO	0.350	07/19/47	6,598,570	65,986
Series 2007-6, Class ES IO (S)	0.342	08/19/37	5,131,820	54,526
Hilton USA Trust
Series 2013-HLF, Class EFL (P)(S)	3.918	11/05/30	840,000	840,186
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.021	10/25/36	7,806,014	498,917
Series 2005-AR18, Class 2X IO	1.656	10/25/36	7,003,285	228,152
VFC 2013-1 LLC
Series 2013-1, Class A (S)	3.130	03/20/26	291,972	294,616

U.S. Government Agency 3.6%				6,284,228

Federal Home Loan Mortgage Corp.
Series 290, Class IO	3.500	11/15/32	3,276,210	641,358
Series 3830, Class NI IO	4.500	01/15/36	3,027,955	317,333
Series 4065, Class QA	3.000	08/15/41	768,558	783,106
Series 4068, Class AP	3.500	06/15/40	1,176,172	1,226,799
Series 4068, Class BH	3.000	06/15/40	967,453	1,000,086
Series K017, Class X1 IO	1.445	12/25/21	2,687,721	235,477
Series K709, Class X1 IO	1.543	03/25/19	3,253,516	220,686
Series K710, Class X1 IO	1.782	05/25/19	2,472,931	197,768
Federal National Mortgage Association
Series 2012-118, Class IB IO	3.500	11/25/42	1,367,660	302,770
Series 2012-67, Class KG	3.500	02/25/41	358,988	371,414
Series 402, Class 3 IO	4.000	11/25/39	460,503	80,612
Series 402, Class 4 IO	4.000	10/25/39	718,831	146,985
Series 407, Class 15 IO	5.000	01/25/40	768,130	140,732
Series 407, Class 21 IO	5.000	01/25/39	394,195	59,726
Series 407, Class 7 IO	5.000	03/25/41	651,183	124,612

9

John Hancock Investors Trust
As of 1-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

U.S. Government Agency (continued)

Series 407, Class 8 IO	5.000	03/25/41	$170,143	$31,912
Series 407, Class C6 IO	5.500	01/25/40	1,236,474	223,642
Government National Mortgage Association
Series 2012-114, Class IO	1.032	01/16/53	1,951,159	179,210

Asset Backed Securities 1.4% (0.9% of Total Investments)				$2,376,487

(Cost $2,269,115)

ACE Securities Corp.
Series 2006-ASP5, Class A2B (P)	0.288	10/25/36	137,637	69,905
Series 2006-ASP5, Class A2C (P)	0.338	10/25/36	270,876	138,182
Series 2006-ASP5, Class A2D (P)	0.418	10/25/36	517,788	265,912
Argent Securities, Inc.
Series 2006-M2, Class A2C (P)	0.308	09/25/36	1,450,353	577,696
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5	8.100	08/15/25	28,227	27,695
Morgan Stanley ABS Capital I
Series 2006-HE4, Class A3 (P)	0.308	06/25/36	408,926	267,221
Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05/20/41	414,612	445,203
Westgate Resorts LLC
Series 2012-2A, Class B (S)	4.500	01/20/25	577,706	584,673

			Shares	Value

Common Stocks 0.0% (0.0% of Total Investments)				$0

(Cost $593,666)

Consumer Discretionary 0.0%				0

Media 0.0%
Vertis Holdings, Inc. (I)			34,014	0

Industrials 0.0%				0

Airlines 0.0%
Global Aviation Holdings, Inc., Class A (I)			82,159	0

			Shares	Value

Preferred Securities (b) 0.6% (0.4% of Total Investments)				$959,073

(Cost $917,876)

Financials 0.5%				798,696

Commercial Banks 0.5%
FNB Corp., 7.250% (Z)			30,175	798,696

Telecommunication Services 0.1%				160,377

Diversified Telecommunication Services 0.1%
Crown Castle International Corp., 4.500%			1,635	160,377

10

John Hancock Investors Trust
As of 1-31-14 (Unaudited)

Total investments (Cost $248,072,717)† 146.7%	$252,847,820

Other assets and liabilities, net (46.7%)	($80,486,235)

Total net assets 100.0%	$172,361,585

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable of the fund. All par values are denominated in U.S. dollars unless otherwise indicated.

IO Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

LIBOR London Interbank Offered Rate

PIK Paid-in-kind

PO Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield at the end of the period.

REIT Real Estate Investment Trust

TBD To Be Determined

USGG U.S. Generic Government Yield Index

(a) Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.

(b) Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.

(H) Non-income producing - Issuer is in default.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $112,894,754 or 65.5% of the fund's net assets as of 1-31-14.

(T) This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(Z) All or a portion of this security is segregated as collateral pursuant to the Credit Facility Agreement. Total collateral value at 1-31-14 was $139,572,474.

† At 1-31-14, the aggregate cost of investment securities for federal income tax purposes was $248,725,794. Net unrealized appreciation aggregated $4,122,026, of which $10,477,671 related to appreciated investment securities and $6,355,645 related to depreciated investment securities.

11

John Hancock Investors Trust
As of 1-31-14 (Unaudited)

Notes to the Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of January 31, 2014, by major security category or type:

			Level 2	Level 3
			Significant	Significant
	Total Market	Level 1 Quoted	Observable	Unobservable
	Value at 1-31-14	Price	Inputs	Inputs
Corporate Bonds	$188,609,191	—	$188,447,687	$161,504
Convertible Bonds	1,674,063	—	1,674,063	—
Term Loans	1,588,992	—	1,588,992	—
Capital Preferred Securities	2,373,848	—	2,373,848	—
U.S. Government & Agency Obligations	40,915,016	—	40,915,016	—
Foreign Government Obligations	1,728,436	—	1,728,436	—
Collateralized Mortgage Obligations	12,622,714	—	12,436,343	186,371
Asset Backed Securities	2,376,487	—	2,376,487	—
Preferred Securities	959,073	$160,377	798,696	—

Total Investments in Securities	$252,847,820	$160,377	$252,339,568	$347,875
Other Financial Instruments:
Interest Rate Swaps	($730,866)	—	($730,866)	—

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make

12

John Hancock Investors Trust
As of 1-31-14 (Unaudited)

timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swap agreements are privately negotiated in the OTC market or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended January 31, 2014, the fund used interest rate swaps in anticipation of rising interest rates. The following table summarizes the interest rate swap contracts held as of January 31, 2014.

	USD NOTIONAL	PAYMENTS	PAYMENTS RECEIVED	MATURITY	MARKET
COUNTERPARTY	AMOUNT	MADE BY FUND	BY FUND	DATE	VALUE
Morgan Stanley Capital Services	$22,000,000	Fixed 1.442500%	3 Month LIBOR (a)	Aug 2016	($587,597)
Morgan Stanley Capital Services	22,000,000	Fixed 1.093750%	3 Month LIBOR (a)	May 2017	(143,269)
TOTAL	$44,000,000				($730,866)

(a) At 1-31-14, the 3-month LIBOR rate was 0.23660%

No interest rate swap positions were entered into or closed during the period ended January 31, 2014.

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

13

More information

How to contact us

Internet	www.jhfunds.com	
Mail	Computershare P.O. Box 30170 College Station, TX 77842-3170	
Phone	Customer service representatives	**800-852-0218**
	Portfolio commentary	**800-344-7054**
	24-hour automated information	**800-843-0090**
	TDD line	**800-231-5469**

This report is for the information of the shareholders of John Hancock Investors Trust.

P5Q1 1/14
3/14

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investors Trust

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 24, 2014

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	March 24, 2014